Bank Borrowings - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.30%	6.30%	6.30%	2.10%	2.10%
Borrowings	$ 160,479,101			$ 388,870,500
Banking facilities granted to the Group	160,645,400	$ 20,068,000	€ 500,000	389,815,000	$ 50,000,000
repayable of current unsecured bank borrowings	156,910,059			388,870,500
repayable of Noncurrent unsecured bank borrowings	$ 3,569,042			0
Borrowings, Maturity	more than one year but within 5 years
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
repayable of current unsecured bank borrowings	$ 156,910,059			388,870,500
Later than one year [member]
Disclosure of detailed information about borrowings [line items]
repayable of Noncurrent unsecured bank borrowings	$ 3,569,042